CONSTRUCTION IN PROGRESS - AGING OF CAPITALIZED EXPLORATORY WELL COSTS BASED ON THE DRILLING COMPLETION DATE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of aging of capitalized exploratory well costs based on drilling completion date [line items]
Capitalized exploratory well costs	¥ 9,737	¥ 12,192	¥ 16,772
Geological and geophysical costs	3,710	2,899	4,347
Within one year [member]
Disclosure of aging of capitalized exploratory well costs based on drilling completion date [line items]
Capitalized exploratory well costs	4,917	4,731	8,074
Over one year [member]
Disclosure of aging of capitalized exploratory well costs based on drilling completion date [line items]
Capitalized exploratory well costs	¥ 4,820	¥ 7,461	¥ 8,698